Shareholders' equity, capital distribution and earnings per share	12 Months Ended
Dec. 31, 2023
Shareholders' equity, capital distribution and earnings per share [Abstract]
Shareholders' equity, capital distribution and earnings per share
20 Shareholders' equity,

capital distribution and earnings per share

Number of
shares
NOK per value NOK USD
Share capital at 1 January 2023 3,175,470,159

2.50

7,938,675,397.50

1,142,036,265

Capital reduction (172,365,554) 2.50

(430,913,885.00) (41,519,325)
Share capital at 31 December 2023 3,003,104,605

2.50

7,507,761,512.50

1,100,516,940

Number of
shares
NOK per value Common Stock
Authorised and issued 3,003,104,605

2.50

7,507,761,512.50

Treasury shares
Share buy-back programme (49,486,793) 2.50

(123,716,982.50)
Employees share saving plan (8,884,668) 2.50

(22,211,670.00)
Total outstanding shares 2,944,733,144

2.50

7,361,832,860.00
Equinor ASA has only one class of shares and all shares have voting rights. The holders of shares are entitled to receive dividends as
and when declared and are entitled to one vote per share at the annual general meeting of the company.
Dividend
During 2023, dividend for the third and for the fourth quarter of 2022 and dividend for the first and second quarter of 2023 were
settled. Dividend declared but not yet settled is presented as dividends payable in the Consolidated balance sheet. The Consolidated
statement of changes in equity shows declared dividend in the period (retained earnings). Dividend declared in 2023 relates

to the
fourth quarter of 2022 and to the first three quarters of 2023.
On 6 February 2024, the board of directors proposed to the annual general meeting on 14 May 2024 an ordinary cash dividend for the
fourth quarter of 2023 of USD 0.35

per share and an extraordinary cash dividend of USD
0.35

per share. The Equinor share will trade
ex-dividend 15 May 2024 on Oslo Børs and for ADR holders on New York Stock Exchange. Record date will be 16 May 2024 and payment date will be 28 May 2024.

At 31 December
(in USD million) 2023 2022
Dividends declared 10,783

7,549

USD per share or ADS 3.6000

2.4000

Dividends paid 10,906

5,380

USD per share or ADS 3.6000

1.6800

NOK per share 37.8522

16.4837
Accounting policies
Share buy-back
Where Equinor has either acquired own shares under a share buy-back programme or has placed an irrevocable order with a third
party for Equinor shares to be acquired in the market, such shares are reflected as a reduction in equity as treasury shares. Treasury
shares are not included in the weighted average number of ordinary shares outstanding in the calculation of Earnings per share. The
remaining outstanding part of an irrevocable order to acquire shares is accrued for and classified as Trade, other payables and provisions.
Share buy-back programme
The purpose of the share buy-back programme is to reduce the issued share capital of the company. All shares repurchased as part
of the programme will be cancelled. According to an agreement between Equinor and the Norwegian

State, the Norwegian State will
participate in share buy-backs on a proportionate basis, ensuring that its ownership interest in Equinor remains unchanged at
67%.
On 6 February 2024, the board of directors decided to announce a two-year share buy-back programme for 2024-2025 of USD 10-12
billion in total, with USD 6 billion for 2024. The share buy-back programme will be subject to market outlook and balance sheet
strength.
The first tranche of up to USD 1.2 billion of the 2024 share buy-back programme will commence on 8 February and end no later than
5 April 2024. The first tranche of the 2024 share buy-back programme is based on the authorisation from the annual general meeting
in May 2023, valid until the next annual general meeting, but no later than 30 June

2024. Commencement of new share buy-back
tranches after the first tranche in 2024 will be decided by the board of directors on a quarterly basis in line with the company’s
dividend policy and will be subject to existing and new board authorisations for share buy-back from the company’s annual general
meeting and agreement with the Norwegian State regarding share buy-back.

Number of shares 2023 2022
Share buy-back programme at 1 January 42,619,172

13,460,292

Purchase 63,748,254

56,290,671

Cancellation (56,880,633) (27,131,791)
Share buy-back programme at 31 December 49,486,793

42,619,172

Equity impact of share buy-back programmes
(in USD million) 2023 2022
First tranche 330

330

Second tranche 550

440

Third tranche 550

605

Fourth tranche 550

605

Total open market share 1,980

1,980

Norwegian state share
1)
3,705

1,399

Total 5,685

3,380
1) Relates to second to fourth tranche of previous year programme and first tranche of current year programme.
Based on the authorisation from the annual general meeting on 10 May 2023, the Board of directors has, on a quarterly basis,
decided on share buy-back tranches. The 2023 programme was up to USD 6 billion, including shares to be redeemed from the
Norwegian State.
During 2023, four tranches of in total USD 6

billion were launched, including shares to be redeemed from the Norwegian State. The acquisition of the fourth tranche in the open market was finalised in January 2024. As of

31 December 2023, USD
410

million of the
fourth tranche had been purchased in the open market, of which USD 388 million had been settled. Due to an irrevocable agreement
with a third party, the remaining order of USD 162

million is accrued for and classified as Trade, other payables and provisions.
In order to maintain the Norwegian State’s ownership share in Equinor, a proportionate share of the second, third and fourth tranche of the 2022 programme as well as the first tranche of the 2023 programme was redeemed and annulled after approval by the annual
general meeting on 10 May 2023. The liability to the Norwegian State of USD 3.705 billion (NOK
39.071

billion) was settled in June
2023.

Employees share saving plan
Number of shares 2023 2022
Share saving plan at 1 January 10,908,717

12,111,104

Purchase 2,204,207

2,127,172

Allocated to employees (4,228,256) (3,329,559)
Share saving plan at 31 December 8,884,668

10,908,717
In 2023 and 2022 treasury shares were purchased to employees participating in the share saving plan for USD 68 million and USD
72
million, respectively. For further information, see note 8 Salaries and personnel expenses.

Earnings per share
(in USD million) 2023 2022
Basic earnings per share
Net income (loss) attributable to shareholders of the company 11,885

28,746

Weighted average number of ordinary shares outstanding 3,021

3,174

Basic earnings per share (in USD) 3.93

9.06

Diluted earnings per share
Net income (loss) attributable to shareholders of the company 11,885

28,746

Weighted average number of ordinary shares outstanding, diluted 3,027

3,183

Diluted earnings per share (in USD) 3.93

9.03
Basic and diluted earnings per share amounts are calculated by dividing the Net income (loss) for the year attributable to shareholders
by relevant weighted average number of ordinary shares outstanding during the year. Shares purchased to employees participating in the share saving plan is the only diluting element.